Loans and borrowings (Details 1) $ in Millions	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 18,117
Estimated future interest payments	9,204
Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	202
Estimated future interest payments	505
Second Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	898
Estimated future interest payments	991
Third Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	879
Estimated future interest payments	950
Fourth Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	3,458
Estimated future interest payments	915
Later Than Four Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	4,604
Estimated future interest payments	1,898
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	8,076
Estimated future interest payments	$ 3,945